Significant events for the years ended December 31, 2021, 2022 and 2023 and subsequent events - For the year ended 2021 (Details) - EUR (€) € / shares in Units, € in Thousands						1 Months Ended		8 Months Ended	12 Months Ended
	Oct. 24, 2023	Feb. 22, 2023	Sep. 07, 2022	Jul. 30, 2021	Jul. 27, 2021	Oct. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares and convertible loan notes				€ 85,000
Capital increase from issuance of ordinary shares (in shares)	20,325,500	20,000,000	5,530,000	1,964,031	1,964,031				40,325,500	5,530,000	1,964,031
Equity issuance, subscripion price per share (in euro per share)		€ 6.50	€ 8.36	€ 30.55	€ 30.55
Net proceeds from convertible loan notes									€ 55,841	€ 0	€ 24,913
Oceane conversion option
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes				€ 25
Covid-19 conditional advance
Disclosure of detailed information about borrowings [line items]
Proceeds from government grants						€ 3,279
Proceeds from conditional advances							€ 4,459	€ 6,300